Financial income and expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial Income [Abstract]
Change in fair value of warrant liability	¥ 312	¥ 1,435	¥ 0
Net gain on sale of other financial assets (non-current assets)	0	11	0
Derivative gains	0	9	61
Others	5	2	6
Total	318	1,457	67
Financial Expenses [Abstract]
Impairment loss of other financial assets (non-current assets)	17	4	11
Interest expenses	161	35	6
Total	¥ 178	¥ 39	¥ 17